Schedule of Stock Options Activity (Details) - USD ($)		6 Months Ended	12 Months Ended
	Feb. 21, 2024	Jul. 31, 2024	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Equity [Abstract]
Number of options, outstanding beginning		2,808,760	313,760	145,250
Weighted average exercise price per share, outstanding beginning		$ 0.83	$ 6.53	$ 2.97
Weighted average remaining life (years), outstanding		9 years 4 months 13 days	9 years 10 months 9 days	13 years 8 months 8 days	6 years 7 months 24 days
Aggregate intrinsic value, outstanding beginning		$ 800,183
Number of options, granted		545,238	2,745,000	987,760
Weighted average exercise price per share, granted		$ 0.23	$ 0.11	$ 2.18
Number of options, cancelled and/or forfeited			(250,000)	(145,250)
Weighted average exercise price per share, cancelled and/or forfeited			$ 0.07	$ 2.97
Number of options, exercised	(70,002)	(75,000)		(674,000)
Weighted average exercise price per share, exercised		$ 0.05		$ 0.15
Number of options, outstanding ending		3,278,998	2,808,760	313,760	145,250
Weighted average exercise price per share, outstanding ending		$ 0.75	$ 0.83	$ 6.53	$ 2.97
Aggregate intrinsic value, outstanding ending		$ 355,478	$ 800,183
Number of options, exercisable		3,028,998	2,158,760
Weighted average exercise price per share, exercisable		$ 0.79	$ 0.99
Weighted average remaining life (years), exercisable			12 years 9 months 29 days
Aggregate intrinsic value, exercisable			$ 730,425